Operating Segments (Details) - Schedule of geographic information $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Segments (Details) - Schedule of geographic information [Line Items]
Segment revenue	$ 2,278
Israel [Member]
Operating Segments (Details) - Schedule of geographic information [Line Items]
Segment revenue	911
Foreign countries [member]
Operating Segments (Details) - Schedule of geographic information [Line Items]
Segment revenue	$ 1,367